SHARE-BASED COMPENSATION (Share Awards to Co-Chief Executive Officer) (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 08, 2012	Jan. 08, 2012	Dec. 31, 2012	Feb. 29, 2012
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	10,568,399	52,643,485	47,973,506
Share-based compensation expense	$ 80,041,000	$ 46,868,000	$ 16,277,000
Number of shares vested	29,698,444	18,037,583	2,992,985
Unrecognized compensation expense	48,798,000
Unrecognized compensation expense, weighted average period for recognition (in years)	1 year 2 months 12 days
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				9,000,000	10,000,000
Share-based compensation expense	3,291,000	6,428,000	12,330,000
Incremental compensation expense due to plan modification				14,019,000
Accumulated number of shares granted				19,000,000
Unrecognized compensation expense	1,415,000
Unrecognized compensation expense, weighted average period for recognition (in years)	1 year
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | Restricted Shares [Member] | Vesting subject to service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					6,000,000
Vesting period					4 years
Requisite service period				4 years
Accumulated number of shares granted				9,500,000
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | Restricted Shares [Member] | Vesting on the first-year anniversary of the vesting commencement date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				3,500,000
Percentage of vesting					25.00%
Requisite service period				4 years
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | Restricted Shares [Member] | Vesting each month as the vesting commencement date over remaining period thereafter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting					2.0833%
Remaining period thereafter					3 years
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | Restricted Shares [Member] | Vesting subject to achievement of either specific performance or market conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				5,500,000	4,000,000
Requisite service period				4 years	4 years
Accumulated number of shares granted				9,500,000
Number of shares that become vested and non-forfeitable, upper range limit				11,875,000
Number of shares vested						2,521,755
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | NQ Global Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest granted							15.00%
Share-based compensation expense							$ 451,000
Percentage of equity interest granted but then cancelled				15.00%
Share Awards to Co-Chief Executive Officer [Member] | Co-CEO of NQ Mobile [Member] | NQ Global Shares [Member] | Vesting on the first-year anniversary of the vesting commencement date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting							25.00%